Notes Payable and Long-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Notes payable to bank	Dec. 31, 2011 Notes payable to bank	Feb. 23, 2013 Committed bank line	Dec. 31, 2012 Committed bank line	Jun. 30, 2012 Committed bank line	Dec. 31, 2012 Uncommitted bank lines	Dec. 31, 2012 Uncommitted bank lines Foreign subsidiaries	Dec. 31, 2012 Uncommitted bank lines Foreign subsidiaries South African Rand	Dec. 31, 2012 IDRBs
Notes Payable
Notes payable to banks	$ 28,786,000	$ 16,219,000					$ 28,786,000	$ 23,732,000
Repayment term	1 year
Maximum capacity			200,000,000	200,000,000	300,000,000	199,208,000	149,208,000
Current borrowing capacity					200,000,000
Weighted average interest rate (as a percent)	7.45%	9.34%
Letters of credit outstanding				39,960,000		3,988,000
Letters of credit for outstanding IDRBs	18,397,000
Letters of credit related to various insurance coverage	21,801,000
Current maturities of long-term debt									$ 13,000,000